Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 20, 2019	Jan. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of dividends [line items]
Dividend per share			$ 2.20	$ 0.98	$ 0.54
Dividend amount			$ 11,302	$ 5,221	$ 2,871
Dividend per share, after period-end				$ 0.63	$ 0.43
Dividend amount, after period-end				$ 3,354	$ 2,289
Tax rate			30.00%	30.00%	30.00%
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 0.78
Dividend amount, after period-end	$ 3,944
Special dividend [member]
Disclosure of dividends [line items]
Dividend per share		$ 1.02
Dividend amount		$ 5,200
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share			2
Tax rate			30.00%
BHP Group Plc [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share			2